Investments in Equity Affiliates	12 Months Ended
Dec. 31, 2017
Investments in Equity Affiliates
Investments in Equity Affiliates

Note 9—Investments in Equity Affiliates

        We account for all investments in equity affiliates under the equity method. The following is a summary of our investments in equity affiliates (in thousands):

	Investments in Equity Affiliates at
Equity Affiliates	December 31, 2017	December 31, 2016	UPB of Loans to Equity Affiliates at December 31, 2017
Arbor Residential Investor LLC	$19,193	$28,917	$—
West Shore Café	2,140	2,051	1,688
Lightstone Value Plus REIT L.P	1,895	1,895	—
JT Prime	425	425	—
East River Portfolio	—	83	—
Lexford Portfolio	—	—	—
Issuers of Junior Subordinated Notes	—	578	—

Total	$23,653	$33,949	$1,688

        Arbor Residential Investor LLC ("ARI").    In 2015, we invested $9.6 million for 50% of our Former Manager's indirect interest in a joint venture with a third party that was formed to invest in a residential mortgage banking business. As a result of this transaction, we had an initial indirect interest of 22.5% in the mortgage banking business, which was subject to dilution upon attaining certain profit hurdles of the business, and at December 31, 2017, our indirect interest was 16.3%. In 2017, we recorded a $5.5 million charge for our proportionate share of a litigation settlement that will be paid over a two-year period and a loss of $1.8 million to (loss) income from equity affiliates in the consolidated statements of income related to this investment. During 2016 and 2015, we recorded income of $9.5 million and $6.6 million, respectively.

        In 2015, we invested $1.7 million through ARI for a 50% non-controlling interest in a joint venture that invests in non-qualified residential mortgages purchased from the mortgage banking business's origination platform. We also funded $0.6 million, $5.9 million and $7.9 million of additional mortgage purchases during 2017, 2016 and 2015, respectively. During 2017 and 2016, we received cash distributions totaling $3.2 million and $13.0 million as a result of the joint venture selling most of its mortgage assets, which were classified as returns of capital. During 2017, 2016 and 2015, we recorded income of $0.1 million, $0.5 million and less than $0.1 million, respectively, to (loss) income from equity affiliates in our consolidated statements of income related to this investment.

        West Shore Café.    We own a 50% noncontrolling interest in the West Shore Lake Café, a restaurant/inn lakefront property in Lake Tahoe, California. We provided a $1.7 million first mortgage loan to an affiliated entity to acquire property adjacent to the original property, which matures in May 2018, with a one-year extension option, and bears interest at LIBOR plus 4.0%. In 2017, 2016 and 2015, we recorded income of $0.1 million in each year to (loss) income from equity affiliates in our consolidated statements of income related to this investment.

        Lightstone Value Plus REIT L.P. / JT Prime.    We own a $1.9 million interest in an unconsolidated joint venture that holds common operating partnership units of Lightstone Value Plus REIT L.P. ("Lightstone"). We also own a 50% non-controlling interest in an unconsolidated joint venture, JT Prime, which holds common operating partnership units of Lightstone at a carrying value of $0.4 million. In 2017, 2016 and 2015, we recorded income of $0.2 million in each year to (loss) income from equity affiliates in our consolidated statements of income related to these investments.

        East River Portfolio.    We invested $0.1 million for a 5% interest in a joint venture that owns two multifamily properties. The joint venture is comprised of a consortium of investors consisting of certain of our officers, including our chief executive officer, and other related parties, who together own an interest of 95%. We originated a $1.7 million bridge loan to the joint venture with an interest rate of 5.5% over LIBOR that was repaid in full during 2017. In connection with the debt repayment, we received a $0.1 million distribution bringing our basis in this investment to zero. See Note 20—Agreements and Transactions with Related Parties for details.

        Lexford Portfolio.    We own a $44,000 noncontrolling equity interest in Lexford, a portfolio of multifamily assets. In 2017, 2016 and 2015, we received distributions from this equity investment and recognized income totaling $2.5 million, $2.8 million and $4.5 million, net of expenses, respectively. The $4.5 million of income received in 2015 was comprised of income of $5.5 million, partially offset by $1.0 million of expenses related to these distributions that were recorded in employee compensation and benefits. See Note 20—Agreements and Transactions with Related Parties for details.

        Issuers of Junior Subordinated Notes.    We invested $0.6 million for 100% of the common shares of two affiliated entities of ours. These entities pay dividends on both the common and preferred securities on a quarterly basis at variable rates based on LIBOR. During 2017, we purchased, at a discount, a portion of our junior subordinated notes. In connection with this extinguishment of debt, we settled our investment in these affiliated entities. See Note 12—Debt Obligations for details.

        Equity Participation Interest.    During 2017, we received $1.5 million from the redemption of a 25% equity participation interest we held in a multifamily property, which is included in (loss) income from equity affiliates in our consolidated statements of income. Prior to this transaction, our basis in this investment was zero.

Summarized Financial Information

        The condensed combined balance sheets for our unconsolidated investments in equity affiliates are as follows (in thousands):

	December 31,
	2017			2016
Condensed Combined Balance Sheets	ARI	Other	Total	ARI	Other	Total
Assets:
Cash and cash equivalents	$26,419	$36,304	$62,723	$21,257	$33,342	$54,599
Real estate assets	303,098	584,580	887,678	360,412	601,713	962,125
Other assets	137,782	54,537	192,319	125,941	45,022	170,963

Total assets	467,299	675,421	1,142,720	507,610	680,077	1,187,687

Liabilities:
Notes payable	357,410	702,495	1,059,905	380,468	703,752	1,084,220
Other liabilities	34,964	15,885	50,849	13,329	16,390	29,719

Total liabilities	392,374	718,380	1,110,754	393,797	720,142	1,113,939

Stockholders' equity Arbor(1)	19,193	4,460	23,653	28,917	4,454	33,371
Stockholders' equity	55,732	(47,419)	8,313	84,896	(44,519)	40,377

Total stockholders' equity	74,925	(42,959)	31,966	113,813	(40,065)	73,748

Total liabilities and equity	$467,299	$675,421	$1,142,720	$507,610	$680,077	$1,187,687

(1)	Amount at December 31, 2016, when combined with $0.6 million of equity relating to the issuance of junior subordinated notes, equals $33.9 million of investments in equity affiliates.

        The condensed combined statements of operations for our unconsolidated investments in equity affiliates are as follows (in thousands):

	Year Ended December 31,
	2017			2016			2015
Statements of Operations:	ARI	Other	Total	ARI	Other	Total	ARI	Other	Total
Revenue:
Rental income	$—	$103,873	$103,873	$—	$99,417	$99,417	$—	$95,938	$95,938
Interest income	9,248	259	9,507	11,726	259	11,985	9,957	259	10,216
Operating income	143,743	—	143,743	195,905	—	195,905	129,567	1,364	130,931
Reimbursement income	—	7,378	7,378	—	7,085	7,085	—	6,801	6,801
Other income	2,909	8,420	11,329	213	8,060	8,273	196	15,124	15,320

Total revenues	155,900	119,930	275,830	207,844	114,821	322,665	139,720	119,486	259,206

Expenses:
Operating expenses	154,837	58,289	213,126	142,297	56,679	198,976	101,165	56,608	157,773
Interest expense	11,436	32,918	44,354	13,331	32,687	46,018	9,824	33,943	43,767
Depreciation and amortization	1,384	29,155	30,539	1,127	29,249	30,376	752	21,011	21,763
Other expenses	22,000	471	22,471	—	91	91	—	1,628	1,628

Total expenses	189,657	120,833	310,490	156,755	118,706	275,461	111,741	113,190	224,931

Net (loss) income	$(33,757)	$(903)	$(34,660)	$51,089	$(3,885)	$47,204	$27,979	$6,296	$34,275

Arbor's share of (loss) income(1)	$(7,247)	$2,796	$(4,451)	$9,950	$3,045	$12,995	$6,600	$5,701	$12,301

(1)	Amount for the year ended December 31, 2017, when combined with the $1.5 million equity participation interest received, equals a loss of $3.0 million.